CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

NOTE 4 - CASH AND CASH EQUIVALENTS

Cash and cash equivalents are detailed as follows:

Description	12.31.2018	12.31.2017
	ThCh$	ThCh$
By item
Cash	2,907,276	139,835
Bank balances	46,425,927	29,234,531
Time deposits	1,500,315	10,616,688
Mutual funds	86,705,095	96,251,062
Total cash and cash equivalents	137,538,613	136,242,116

By currency	ThCh$	ThCh$

Dollar	5,917,041	6,973,298
Euro	51,401	17,245
Argentine Peso	6,726,906	19,681,449
Chilean Peso	86,121,695	80,985,719
Paraguayan Guaraní	10,680,600	6,804,997
Brazilian Real	28,040,970	21,779,408
Total cash and cash equivalents	137,538,613	136,242,116

4.1          Time deposits

Time deposits defined as cash and cash equivalents are detailed as follows:

Placement	Expiration	Institution	Currency	Principal	Annual rate	12.31.2018	12.31.2017
				ThCh$	%	ThCh$	ThCh$
12-29-2017	01-05-2018	Banco Santander	Chilean pesos	7,500,000	2.52%	—	7,516,275
12-29-2017	01-05-2018	Banco Santander	Chilean pesos	2,700,000	2.40%	—	2,700,360
12-29-2017	01-05-2018	Banco Santander	Chilean pesos	400,000	2.40%	—	400,053
12-28-2018	01-04-2019	Banco Santander	Chilean pesos	700,000	2.52%	700,147
12-28-2018	01-04-2019	Banco Santander	Chilean pesos	800,000	2.52%	800,168
		Total				1,500,315	10,616,688

4.2          Money Market

Money market mutual fund´s shares are valued using the share values at the close of each reporting period. Below is a description for the end of each period:

Institution	12.31.2018	12.31.2017
	ThCh$	ThCh$
Western Asset Institutional Cash Reserves - USA	15,214,062	3,740,526
Fondo mutuo Banco Chile BTG	13,090,507	5,823,608
Fondo mutuo Larrain Vial - Chile	13,082,767	6,349,486
Fondo mutuo Itaú - Brasil	8,579,254	4,922,923
Fondo mutuo Banco Security - Chile	7,667,585	14,242,343
Fondo mutuo Scotiabank - Chile	7,528,086	5,878,523
Fondo mutuo Santander - Brazil	7,177,468	4,748,368
Fondo mutuo Votorantim	5,630,641	—
Fondo mutuo BCI - Chile	4,804,238	—
Fondo Fima Premium B - Argentina	2,952,316	1,495,556
Fondo mutuo Banco Estado - Chile	—	9,002,000
Fondo mutuo Bradesco - Brazil	978,171	5,046,882
Fondo Fima Ahorro Plus C - Argentina	—	8,275,073
Fondo Fima Ahorro Pesos C - Argentina	—	8,308,664
Fondo mutuo Corporativo Banchile - Chile	—	17,645,940
Citi Institutional Liquid Reserves Limited (CGAM)	—	771,170
Total	86,705,095	96,251,062